Statutory Reserve and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Required Percentage of statutory surplus reserve fund to Registered Capital	50.00%	50.00%	50.00%
Amount contributed to statutory reserve	$ 23,755	$ 23,730	$ 23,137
Capital and statutory reserves not available for distribution	$ 195,787	$ 214,591	$ 194,594
Minimum
Variable Interest Entity [Line Items]
Annual appropriation percentage of after tax profit	10.00%	10.00%	10.00%